UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2016

Date of reporting period:	8/31/2016

Item 1.	Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of August 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Aerospace & Defense — 1.2%
Boeing Co. (The)	125,228	$16,210,764

Banks — 7.0%
JPMorgan Chase & Co.	811,916	54,804,330
PNC Financial Services Group, Inc. (The)	449,150	40,468,415

		95,272,745

Beverages — 2.0%
Monster Beverage Corp.*	179,002	27,546,618

Biotechnology — 2.9%
Celgene Corp.*	366,804	39,152,659

Chemicals — 1.1%
Dow Chemical Co. (The)	276,944	14,855,276

Consumer Finance — 2.2%
SLM Corp.*	4,056,325	30,077,650

Electric Utilities — 2.5%
PG&E Corp.	551,172	34,139,594

Electrical Equipment — 2.1%
Eaton Corp. PLC	425,931	28,341,449

Energy Equipment & Services — 2.2%
Halliburton Co.	684,861	29,455,872

Food & Staples Retailing — 1.6%
Wal-Mart Stores, Inc.	297,880	21,280,547

Food Products — 2.2%
Mondelez International, Inc. (Class A Stock)	660,507	29,736,025

Health Care Equipment & Supplies — 1.8%
Zimmer Biomet Holdings, Inc.	194,259	25,177,909

Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	499,516	23,876,865
McDonald’s Corp.	151,984	17,578,469

		41,455,334

Insurance — 2.5%
MetLife, Inc.	782,504	33,960,673

Internet & Catalog Retail — 4.1%
Amazon.com, Inc.*	73,081	56,210,982

Internet Software & Services — 16.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	514,151	49,970,336
Alphabet, Inc. (Class C Stock)*	31,585	24,227,274
Alphabet, Inc. (Class A Stock)*	30,561	24,138,606
eBay, Inc.*	706,697	22,727,375
Facebook, Inc. (Class A Stock)*	449,768	56,724,740
Tencent Holdings Ltd. (China), ADR	2,014,819	52,163,664

		229,951,995

IT Services — 3.8%
Visa, Inc. (Class A Stock)	644,918	52,173,866

Media — 2.3%
Comcast Corp. (Class A Stock)	481,014	31,390,974

Oil, Gas & Consumable Fuels — 3.1%
Noble Energy, Inc.	575,608	19,846,964
Occidental Petroleum Corp.	291,474	22,399,777

		42,246,741

Pharmaceuticals — 10.3%
Allergan PLC*	230,438	54,046,929
Pfizer, Inc.	769,593	26,781,836
Shire PLC, ADR	321,195	60,121,280

		140,950,045

Semiconductors & Semiconductor Equipment — 3.9%
QUALCOMM, Inc.	329,980	20,811,839
Texas Instruments, Inc.	457,902	31,842,505

		52,654,344

Software — 10.2%
Adobe Systems, Inc.*	352,982	36,113,588
Microsoft Corp.	915,649	52,613,192
salesforce.com, inc.*	630,495	50,073,913

		138,800,693

Specialty Retail — 8.1%
Home Depot, Inc. (The)	172,203	23,095,866
Industria de Diseno Textil SA (Spain)	957,059	33,923,088
O’Reilly Automotive, Inc.*	118,698	33,229,505
TJX Cos., Inc. (The)	256,395	19,855,229

		110,103,688

Textiles, Apparel & Luxury Goods — 2.8%
adidas AG (Germany)	228,108	37,913,374

TOTAL LONG-TERM INVESTMENTS (cost $1,091,304,183)		1,359,059,817

SHORT-TERM INVESTMENTS — 4.1%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $4,959,985)(b)	4,959,985	4,959,985
Prudential Investments Portfolios 2 — Prudential Institutional Money Market Fund (cost $50,356,723)(b)(c)	50,356,723	50,356,723

TOTAL SHORT-TERM INVESTMENTS (cost $55,316,708)		55,316,708

TOTAL INVESTMENTS — 103.9% (cost $1,146,620,891)(d)		1,414,376,525
Liabilities in excess of other assets — (3.9)%		(52,627,431)

NET ASSETS — 100.0%		$1,361,749,094

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,353,600; cash collateral of $50,356,723 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$1,156,314,938

Appreciation	286,116,719
Depreciation	(28,055,132)

Net Unrealized Appreciation	$258,061,587

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$16,210,764	$—	$—
Banks	95,272,745	—	—
Beverages	27,546,618	—	—
Biotechnology	39,152,659	—	—
Chemicals	14,855,276	—	—
Consumer Finance	30,077,650	—	—
Electric Utilities	34,139,594	—	—
Electrical Equipment	28,341,449	—	—
Energy Equipment & Services	29,455,872	—	—
Food & Staples Retailing	21,280,547	—	—
Food Products	29,736,025	—	—
Health Care Equipment & Supplies	25,177,909	—	—
Hotels, Restaurants & Leisure	41,455,334	—	—
Insurance	33,960,673	—	—
Internet & Catalog Retail	56,210,982	—	—
Internet Software & Services	229,951,995	—	—
IT Services	52,173,866	—	—
Media	31,390,974	—	—
Oil, Gas & Consumable Fuels	42,246,741	—	—
Pharmaceuticals	140,950,045	—	—
Semiconductors & Semiconductor Equipment	52,654,344	—	—
Software	138,800,693	—	—
Specialty Retail	76,180,600	33,923,088	—
Textiles, Apparel & Luxury Goods	—	37,913,374	—
Affiliated Mutual Funds	55,316,708	—	—

Total	$1,342,540,063	$71,836,462	$—

Prudential Jennison MLP Fund

Schedule of Investments

as of August 31, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 18.6%
Oil & Gas Storage & Transportation
Enbridge, Inc. (Canada)	185,956	$7,333,875
Kinder Morgan, Inc.	279,986	6,117,694
ONEOK, Inc.	169,811	7,962,438
SemGroup Corp. (Class A Stock)	163,225	5,076,298
Targa Resources Corp.	270,210	11,775,752
TransCanada Corp. (Canada)	224,561	10,183,501
Williams Cos., Inc. (The)	338,760	9,464,954

TOTAL COMMON STOCKS (cost $50,624,421)		57,914,512

PREFERRED STOCK — 2.8%
Oil & Gas Exploration & Production
Anadarko Petroleum Corp. CVT, 7.500% (cost $8,730,140)	223,739	8,546,830

MASTER LIMITED PARTNERSHIPS — 76.6%
Electric Utilities — 3.4%
Brookfield Infrastructure Partners LP (Canada)	223,370	10,708,358

Oil & Gas Equipment & Services — 1.8%
USA Compression Partners LP	330,173	5,451,156

Oil & Gas Refining & Marketing — 3.9%
EnLink Midstream Partners LP	176,141	3,108,888
NuStar Energy LP	188,188	9,033,024

		12,141,912

Oil & Gas Storage & Transportation — 67.5%
Antero Midstream Partners LP	186,200	5,131,672
Boardwalk Pipeline Partners LP	680,461	11,043,882
Buckeye Partners LP	179,697	12,625,511
Cheniere Energy Partners LP	483,785	13,042,844
Enable Midstream Partners LP	224,293	3,164,774
Enbridge Energy Partners LP	509,363	11,847,783
Energy Transfer Equity LP	357,946	6,407,233
Energy Transfer Partners LP	403,996	16,135,600
Enterprise Products Partners LP	505,353	13,341,319
EQT GP Holdings LP	123,833	3,106,970
EQT Midstream Partners LP	143,546	11,284,151
MPLX LP	189,353	6,273,265
ONEOK Partners LP	310,908	12,047,685
Phillips 66 Partners LP	53,820	2,662,475
Plains All American Pipeline LP	478,098	13,415,430
Plains GP Holdings LP (Class A Stock)	401,757	4,571,995
Rice Midstream Partners LP	549,500	12,561,570
Rose Rock Midstream LP	266,646	6,698,148
Sunoco Logistics Partners LP	464,712	13,755,475
Tallgrass Energy GP LP	167,140	3,889,348
Tallgrass Energy Partners LP	300,093	13,828,286
TC Pipelines LP	67,823	3,561,386
Williams Partners LP	240,409	9,159,583

		209,556,385

TOTAL MASTER LIMITED PARTNERSHIPS (cost $204,266,011)		237,857,811

TOTAL LONG-TERM INVESTMENTS (cost $263,620,572)		304,319,153

SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $5,874,273)(a)	5,874,273	5,874,273

TOTAL INVESTMENTS — 99.9% (cost $269,494,845)(b)		310,193,426
Other assets in excess of liabilities — 0.1%		408,142

NET ASSETS — 100.0%		$310,601,568

The following abbreviation is used in the quarterly schedule of portfolio holdings:

CVT	Convertible Security

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(b)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$271,086,794

Appreciation	42,022,760
Depreciation	(2,916,128)

Net Unrealized Appreciation	$39,106,632

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil & Gas Storage & Transportation	$57,914,512	$—	$—
Preferred Stock
Oil & Gas Exploration & Production	8,546,830	—	—
Master Limited Partnerships
Electric Utilities	10,708,358	—	—
Oil & Gas Equipment & Services	5,451,156	—	—
Oil & Gas Refining & Marketing	12,141,912	—	—
Oil & Gas Storage & Transportation	209,556,385	—	—
Affiliated Mutual Fund	5,874,273	—	—

Total	$310,193,426	$—	$—

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Jennison MLP Fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP-related investments will comprise a minimum of 80% of investable assets of the Prudential Jennison MLP Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity and have a limited role in the operation and management of the entity and receive cash distributions. For U.S. federal income tax purposes, the Prudential Jennison MLP Fund’s investment policy of investing primarily in MLPs results in its being taxed as a regular corporation, or a “C” corporation, rather than as a regulated investment company.

The Funds invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), and Prudential Jennison 20/20 Focus Fund invests its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a portfolio of Prudential Investments Portfolios 2, registered under the 1940 Act and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 18

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    October 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    October 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    October 18, 2016

*	Print the name and title of each signing officer under his or her signature.